FINANCIAL INSTRUMENTS - Derivatives (Details) - CAD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021
Financial Instruments:
Financial assets, current	$ 461,899	$ 25,026
Financial assets, non-current	115,606	10,600
Financial liabilities, current	17,695	13,977
Fair value of derivative financial liabilities	13,262	61,169
Classified as fair value
Financial Instruments:
Financial assets, current	461,899	25,026
Financial assets, non-current	115,606	10,600
Financial liabilities, current	17,695	13,977
Fair value of derivative financial liabilities	13,262	61,169
Classified as fair value | Physical forward contracts and options
Financial Instruments:
Financial assets, current	291,433	12,513
Financial assets, non-current	56,555	6,713
Financial liabilities, current	16,403	10,157
Fair value of derivative financial liabilities	11,861	56,122
Classified as fair value | Financial swap contracts and options
Financial Instruments:
Financial assets, current	166,201	6,942
Financial assets, non-current	58,940	2,634
Financial liabilities, current	1,292	3,548
Fair value of derivative financial liabilities	1,397	5,047
Classified as fair value | Foreign exchange forward contracts
Financial Instruments:
Financial assets, current	1,414
Financial assets, non-current	16
Financial liabilities, current		272
Classified as fair value | Weather derivatives
Financial Instruments:
Financial assets, current		1,911
Classified as fair value | Other derivative options
Financial Instruments:
Financial assets, current	2,851	3,660
Financial assets, non-current	95	$ 1,253
Fair value of derivative financial liabilities	$ 4